Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Total	Issued capital	Share option reserve	Investment revaluation reserve	Deficit	Non- controlling interests
Number of shares issued, beginning (shares) at Dec. 31, 2021			210,458
Equity, beginning at Dec. 31, 2021	$ 2,636.1	$ 2,631.6	$ 3,136.2	$ 93.4	$ 0.0	$ (598.0)	$ 4.5
Changes in equity [abstract]
Net loss	(340.1)	(341.7)				(341.7)	1.6
Other comprehensive loss	(3.0)	(3.0)			(3.0)
Total comprehensive loss	(343.1)	(344.7)			(3.0)	(341.7)	1.6
Shares issued on the exercise of stock options (in shares)			79
Shares issued on the exercise of stock options	1.0	1.0	$ 1.3	(0.3)
Shares issued as compensation (in shares)			144
Shares issued as compensation	2.5	2.5	$ 2.5
Share-based compensation on option grants	0.2	0.2		0.2
Distributions by subsidiaries to non-controlling interests	(0.4)	(0.4)				(0.4)
Dividends paid	(94.7)	(94.7)				(94.7)
Number of shares issued, ending (shares) at Dec. 31, 2022			210,681
Equity, ending at Dec. 31, 2022	2,201.6	2,195.5	$ 3,140.0	93.3	(3.0)	(1,034.8)	6.1
Changes in equity [abstract]
Net loss	(104.9)	(103.7)				(103.7)	(1.2)
Other comprehensive loss	(27.3)	(27.3)			(27.3)
Total comprehensive loss	(132.2)	(131.0)			(27.3)	(103.7)	(1.2)
Shares issued as compensation (in shares)			221
Shares issued as compensation	3.5	3.5	$ 3.5
The Acquisition (Note 8) (in shares)			153,758
The Acquisition (Note 8)	3,307.9	2,823.0	$ 2,823.0				484.9
Dispositions (Note 9)	(489.7)						(489.7)
Share-based compensation on option grants	0.7	0.7		0.7
Distributions by subsidiaries to non-controlling interests	11.1	(0.6)				(0.6)	11.7
Dividends paid	(130.4)	(130.4)				130.4
Number of shares issued, ending (shares) at Dec. 31, 2023			364,660
Equity, ending at Dec. 31, 2023	$ 4,772.5	$ 4,760.7	$ 5,966.5	$ 94.0	$ (30.3)	$ (1,269.5)	$ 11.8